Net Income Per Share (Tables)	12 Months Ended
May 31, 2019
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income Per Share
The computation of basic and diluted net income per common share for the years ended May 31, 2017, 2018 and 2019 was as follows:

	For the years ended May 31,
	2017	2018	2019
	US$	US$	US$
Numerator:
Net income attributable to New Oriental
Education & Technology Group Inc.’s shareholders	274,457	296,130	238,065

Net income available for future distribution	274,457	296,130	238,065

Denominator
Weighted average common shares outstanding Basic	157,551,320	158,168,794	158,293,890

Plus: incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	435,074	387,706	745,455

Weighted average common shares outstanding Diluted	157,986,394	158,556,500	159,039,345

Net income per common share
- Basic	1.74	1.87	1.50
- Diluted	1.74	1.87	1.50